S000089612 [Member] Performance Management - Nuveen Municipal Income ETF	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The Fund does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	www.nuveen.com/etf
Performance Availability Phone [Text]	(800) 257-8787